PREPAID AND OTHER CURRENT ASSETS, NET (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012 Prepaid and other current assets	Dec. 31, 2013 Other non-current assets	Mar. 31, 2013 Ambow	Mar. 31, 2013 Ambow Prepaid and other current assets	Mar. 31, 2013 Ambow Other non-current assets
Prepaid and other current assets
Amount of interest associated with prepaid and other current assets disposed	164,680	164,680			3,500	161,180
Receivables arising from the termination of arrangements, prepayments and deposits for acquisition							126,680	3,000
Consideration Received Under Receivable Transfer Agreement	35,000
Amount transferred
Deposits for acquisition				40,000
Receivables arising from the termination of arrangements				19,000
Amount due from Xihua Group		102,180		102,180
Total	164,680	164,680			3,500	161,180
Original amount due from Xihua Group		198,809
Consideration allocated
Deposits for acquisition				6,200
Receivables arising from the termination of arrangements				3,000
Amount due from Xihua Group		25,300		25,300
Total		35,000	35,000
Payable balance recorded by a subsidiary prior to be acquired by the Group	49,800	49,800
Amount due from Xihua Group	49,800	75,100
Amount due from Xihua Group		102,180		102,180
Amount due from Xihua Group		25,300		25,300
provision for the indemnity	0
Amount due from Xihua Group		46,829
Payable to Foreign Language School	36,770	36,770
Provision related to operating rights	0	0